Balances and transactions with related parties: (Details) - MXN ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Accounts receivable:
Receivables due from related parties		$ 809	$ 437
(*) Accounts payable and accumulated expenses (Note 10):
Payables to related parties		(97,332)	(87,951)
Trade and other receivables payables to related parties		(96,523)	(87,514)
Autobuses Golfo Pacífico, S. A. de C. V [member]
Accounts receivable:
Receivables due from related parties		271	390
Lava Tap de Chiapas, S. A. de C. V. [member]
(*) Accounts payable and accumulated expenses (Note 10):
Payables to related parties		(689)	(1,047)
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V. [member]
(*) Accounts payable and accumulated expenses (Note 10):
Payables to related parties	[1]	(96,643)	(82,771)
Sociedad Operadora Airplan S A [Member]
(*) Accounts payable and accumulated expenses (Note 10):
Payables to related parties			(4,133)
Autobuses de Oriente ADO S A de C V [Member]
Accounts receivable:
Receivables due from related parties		$ 538	$ 47

[1]	These are accounts with terms of less than one year under similar market conditions.